Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Non- current assets
Intangible assets	$ 8,330,685	$ 8,519,098
Fixed assets	1,191,665	1,142,082
Goodwill	248,273	251,440
Right-of-use of assets	413,687	43,806
Other non-current receivables	9,110,507	8,763,027
Total non-current assets	19,294,817	18,719,453
Current assets
Cash and cash equivalents	853,594	2,527,673
Short-term investments	263	306,034
Trade receivables	502,949	361,097
Other receivables	1,307,444	1,330,177
Prepayments	142,639	341,107
Inventories	390,293	465,748
Total current assets	3,197,182	5,331,836
TOTAL ASSETS	22,491,999	24,051,289
Equity
Share capital	375,641	375,641
Share premium	66,996,982	66,996,982
Shares to be issued	3,068	3,068
Equity settled share-based payment	1,742,609	1,335,253
Cumulative translation adjustment	(12,564)	18,112
Accumulated deficit	(60,214,126)	(58,623,123)
Total equity	8,891,610	10,105,933
Liabilities
Financial debts		99,046
Other liabilities	30	175,312
Lease liability	243,903
Deferred tax liability	843,032	1,071,807
Total non-current liabilities	1,086,965	1,346,165
Current liabilities
Accounts payable	7,762,752	7,479,614
Financial debts	2,392,786	2,546,243
Other liabilities	1,839,357	1,685,645
Warrants liabilities	389,961	887,689
Lease liability	128,568
Total current liabilities	12,513,424	12,599,191
TOTAL LIABILITIES	13,600,389	13,945,356
TOTAL LIABILITIES AND EQUITY	$ 22,491,999	$ 24,051,289